UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		February 2, 2004

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	       11,323,784

Form 13F Information Table Value Total:	      232,817,880









Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

ActivCard Corporation     CS      00506J107    593,356  75,299           X                            M&S             X
Adolor Corporation        CS      00724X102  3,232,123 161,687           X                            M&S             X
Ambac Financial           CS      023139108  7,065,984 101,830           X                            M&S             X
American Intl Group       CS      026874107    248,550   3,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  5,043,505  89,822           X                            M&S             X
Ansys, Inc.               CS      03662Q105  3,670,146  92,447           X                            M&S             X
Banknorth Group           CS      06646R107  7,912,630 243,241           X                            M&S             X
BellSouth Corp.           CS      079860102    225,268   7,960           X                            M&S             X
Bradley Pharms Inc.       CS      104576103    636,564  25,032           X                            M&S             X
Cracker Barrel Group	  CS	  12489V106  4,703,578 122,873           X                            M&S             X
CYTYC Corporation         CS      232946103  6,109,986 441,473           X                            M&S             X
Century Telephone         CS      156700106  6,053,489 185,576           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    456,658   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101  1,109,646  33,841           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  5,219,328 166,805           X                            M&S             X
Compass BancShares        CS      20449H109  6,355,182 161,504           X                            M&S             X
Constellation Bds Cl A    CS      21036P306  1,029,899  33,460           X                            M&S             X
Constellation Brands Inc. CS      21036P108  8,392,211 254,850           X                            M&S             X
Cost Plus Inc.            CS      221485105  4,234,521 103,281           X                            M&S             X
Digital River Inc.        CS      25388B104    750,914  33,978           X                            M&S             X
DoubleClick               CS      258609304  2,182,879 211,930           X                            M&S             X
Ebookers PLC ADR          CS      278725106  7,060,934 482,964           X                            M&S             X
Ensco International       CS      26874Q100  4,473,676 164,655           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    376,380   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  5,618,719 196,665           X                            M&S             X
General Electric          CS      369604103    345,427  11,150           X                            M&S             X
H.B. Fuller               CS      359694106  1,066,328  35,855           X                            M&S             X
Health Management Assoc.  CS      421933102  7,515,024 313,126           X                            M&S             X
Health Net Inc.           CS      42222G108  7,042,632 215,371           X                            M&S             X
Heartland Express Inc.    CS      422347104  6,295,895 260,269           X                            M&S             X
Impco Technologies        CS      45255W106    642,533  73,685           X                            M&S             X
Insight Communications    CS      45768V108  3,708,327 358,639           X                            M&S             X
Integral Systems          CS      45810H107  1,036,533  48,870           X                            M&S             X
Intrado, Inc.             CS      46117A100    590,828  26,917           X                            M&S             X
Intuitive Surgical	  CS	  46120E602    692,111  40,498	         X			      M&S	      X
Jacobs Engineering Grp    CS      469814107  4,851,747 101,057           X                            M&S             X
Kerr-McGee Corporation    CS      492386107  4,146,211  89,185           X                            M&S             X
Liberty Media Corp. CL A  CS      530718105  8,700,698 731,766           X                            M&S             X
Louisiana Pacific Corp.   CS      546347105    901,331  50,410           X                            M&S             X
Mediacomm Communications  CS      58446K105    715,442  82,710           X                            M&S             X
MGIC Investment           CS      552848103  3,593,654  63,113           X                            M&S             X
Morgan Stanley            CS      617446448    231,480   4,000           X                            M&S             X
New York Comm Bancorp     CS      649445103  5,227,651 137,389           X                            M&S             X
NiSource Industries       CS      65473P105  7,510,128 342,303           X                            M&S             X
PMI Group, Inc.           CS      69344M101  7,738,032 207,844           X                            M&S             X
Pfizer Inc                CS      717081103    513,698  14,540           X                            M&S             X
Polaris Industries        CS      731068102  8,623,440  97,352           X                            M&S             X
Province Healthcare       CS	  743977100  4,593,200 287,075           X                            M&S             X
Respironics, Inc.         CS      761230101  2,267,191  50,148           X                            M&S             X
Ross Stores               CS      778296103  7,606,774 287,482           X                            M&S             X
SM&A                      CS      78465D105    476,155  40,697           X                            M&S             X
Sharper Image Corp.       CS      820013100    745,883  22,915           X                            M&S             X
Shuffle Master Inc.       CS      825549108  5,345,526 154,853           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  6,577,798 317,768           X                            M&S             X
Solectron Corporation     CS      834182107  4,562,620 772,017           X                            M&S             X
Southwest Water Company   CS      845331107    387,860  24,302           X                            M&S             X
Sterling Bancorp NY       CS      859158107    502,712  17,639           X                            M&S             X
Superior Industries Intl  CS      868168105  6,722,012 154,458           X                            M&S             X
Symantec                  CS      871503108  4,537,302 131,516           X                            M&S             X
Tractor Supply Company    CS      892356106  4,342,216 111,356           X                            M&S             X
Tribune Co.               CS      896047107    412,800   8,000           X                            M&S             X
USEC Inc.                 CS      90333E108    394,926  47,015           X                            M&S             X
Union Pacific Corp.       CS      907818108    208,440   3,000           X                            M&S             X
VCA Antech, Inc.          CS      918194101    209,735   6,770           X                            M&S             X
WellPoint Health Networks CS      94973H108  4,586,172  47,285           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    973,867  21,593           X                            M&S             X
Franklin US Govt Ser Cl A MF      353496607    102,974  15,255           X                            M&S             X
Non-Discretionary Bal     MF                 2,000,0002,000,000          X                            M&S             X
MuniVest Fund             MF      626295109    359,464  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    456,979  48,002           X                            M&S             X
COLUMN TOTAL                               232,817,88011,323,784         X                            M&S             X
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